5. Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2018
Segment Reporting Tables Abstract
Segment information
Segment Report – 2018	Malaysia	Australia	Total
	2018 $	2018 $	2018 $
Revenue
Interest received	—	1,524	1,524
Total segment revenue	—	1,524	1,524
Depreciation and amortisation	(1,898)	—	(1,898)
Finance costs	—	(2,450)	(2,450)
Impairment of investment in associate	—	—	—
Other expenses	(31,490)	(167,665)	(199,155)
Segment result before tax	(33,388)	(168,591)	(201,979)
Income tax expense	(135)	—	(135)
Net (loss) for the year	(33,523)	(168,591)	(202,114)

Non-current Segment assets	—	—	—
Total Segment assets	9,844	189,835	199,679
Segment liabilities	(340)	(204,265)	(204,605)

Segment Report – 2017	Malaysia	Australia	Total
	2017 $	2017 $	2017 $
Revenue
Interest received	2,744	5,028	7,772
Other income	—	5	5
Total segment revenue	2,744	5,033	7,777
Employee benefits expense	(70,590)	(34,679)	(105,269)
Executive Directors benefits expense	(15,991)	(293,600)	(309,591)
Non-Executive Directors benefits expenses	—	(52,360)	(52,360)
Depreciation and amortisation	(487)	—	(487)
Impairment of investment in associate	(3,608,038)	—	(3,608,038)
Other expenses	(169,139)	(272,071)	(441,210)
Share of net loss of associate accounted for using the equity method	(38,174)	—	(38,174)
Segment result before tax	(3,899,675)	(647,677)	(4,547,352)
Income tax expense	(3,252)	—	(3,252)
Net (loss) for the year	(3,902,927)	(647,677)	(4,550,604)

Non-current Segment assets	1,748	—	1,748
Total Segment assets	40,499	358,974	399,473
Segment liabilities	(3,864)	(201,093)	(204,957)